Short-term Investment	12 Months Ended
Dec. 31, 2011
Short-term Investment
6.	Short-term Investment

Short-term investments consisted of the following as of December 31, 2011:

	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value	Estimated Fair Value
	RMB’000	RMB’000	RMB’000	US$’000

Held-to-maturity securities
- Fixed rate time deposits	895,540	—	895,540	142,128

The Company recorded interest income related to its short-term investments amounting to RMB12,961,000 (US$2,059,000) for the year ended December 31, 2011 in the consolidated statements of operations.